Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000176380
Shareholder Report [Line Items]
Fund Name	GQG Partners Emerging Markets Equity Fund
Class Name	Investor Shares
Trading Symbol	GQGPX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Investor Shares of the GQG Partners Emerging Markets Equity Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Emerging Markets Equity Fund, Investor Shares	$126	1.19%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.19%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
GQG Partners Emerging Markets Equity Fund, Investor Shares	12.30%	3.52%	8.56%
MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	29.55%	3.69%	8.01%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 21,534,157,663
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 200,714,095
InvestmentCompanyPortfolioTurnover	63.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	12.1%
Saudi Arabia	2.3%
Hong Kong	2.3%
China	3.0%
Mexico	3.0%
Singapore	3.6%
United States	3.9%
France	4.4%
United Arab Emirates	5.1%
United Kingdom	5.7%
Taiwan	5.8%
India	22.4%
Brazil	23.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	5.8%
Petroleo Brasileiro - Petrobras ADR	4.6%
TotalEnergies	4.4%
Petroleo Brasileiro - Petrobras, Preference	4.3%
BP PLC	3.2%
Philip Morris International	2.9%
Bharti Airtel	2.6%
Singapore Telecommunications	2.4%
AIA Group	2.3%
ICICI Bank	2.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund
C000176381
Shareholder Report [Line Items]
Fund Name	GQG Partners Emerging Markets Equity Fund
Class Name	Institutional Shares
Trading Symbol	GQGIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Institutional Shares of the GQG Partners Emerging Markets Equity Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Emerging Markets Equity Fund, Institutional Shares	$104	0.98%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.98%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
GQG Partners Emerging Markets Equity Fund, Institutional Shares	12.60%	3.74%	8.79%
MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	29.55%	3.69%	8.01%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 21,534,157,663
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 200,714,095
InvestmentCompanyPortfolioTurnover	63.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	12.1%
Saudi Arabia	2.3%
Hong Kong	2.3%
China	3.0%
Mexico	3.0%
Singapore	3.6%
United States	3.9%
France	4.4%
United Arab Emirates	5.1%
United Kingdom	5.7%
Taiwan	5.8%
India	22.4%
Brazil	23.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	5.8%
Petroleo Brasileiro - Petrobras ADR	4.6%
TotalEnergies	4.4%
Petroleo Brasileiro - Petrobras, Preference	4.3%
BP PLC	3.2%
Philip Morris International	2.9%
Bharti Airtel	2.6%
Singapore Telecommunications	2.4%
AIA Group	2.3%
ICICI Bank	2.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund
C000176382
Shareholder Report [Line Items]
Fund Name	GQG Partners Emerging Markets Equity Fund
Class Name	R6 Shares
Trading Symbol	GQGRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about R6 Shares of the GQG Partners Emerging Markets Equity Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Emerging Markets Equity Fund, R6 Shares	$104	0.98%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.98%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
GQG Partners Emerging Markets Equity Fund, R6 Shares	12.59%	3.74%	8.79%
MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	29.55%	3.69%	8.01%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 21,534,157,663
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 200,714,095
InvestmentCompanyPortfolioTurnover	63.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	12.1%
Saudi Arabia	2.3%
Hong Kong	2.3%
China	3.0%
Mexico	3.0%
Singapore	3.6%
United States	3.9%
France	4.4%
United Arab Emirates	5.1%
United Kingdom	5.7%
Taiwan	5.8%
India	22.4%
Brazil	23.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	5.8%
Petroleo Brasileiro - Petrobras ADR	4.6%
TotalEnergies	4.4%
Petroleo Brasileiro - Petrobras, Preference	4.3%
BP PLC	3.2%
Philip Morris International	2.9%
Bharti Airtel	2.6%
Singapore Telecommunications	2.4%
AIA Group	2.3%
ICICI Bank	2.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund
C000210821
Shareholder Report [Line Items]
Fund Name	GQG Partners Global Quality Equity Fund
Class Name	Investor Shares
Trading Symbol	GQRPX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Investor Shares of the GQG Partners Global Quality Equity Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/global-quality-equity-fund. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://gqg.com/funds/us-mutual-funds/global-quality-equity-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Global Quality Equity Fund, Investor Shares	$94	0.90%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
GQG Partners Global Quality Equity Fund, Investor Shares	7.82%	11.58%	12.36%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	20.01%	9.49%	11.60%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 3,150,353,947
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 21,792,294
InvestmentCompanyPortfolioTurnover	80.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	0.2%
Japan	0.4%
United Arab Emirates	0.5%
Netherlands	1.0%
Italy	1.7%
Spain	2.3%
Switzerland	3.9%
Brazil	4.0%
France	4.5%
United Kingdom	5.1%
India	5.1%
Canada	5.1%
United States	64.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Philip Morris International	6.4%
Verizon Communications	4.3%
AT&T	4.2%
American Electric Power	3.9%
TotalEnergies	3.8%
Altria Group	3.7%
Progressive	3.4%
Johnson & Johnson	3.3%
Enbridge	3.2%
Cigna Group	2.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://gqg.com/funds/us-mutual-funds/global-quality-equity-fund
C000210820
Shareholder Report [Line Items]
Fund Name	GQG Partners Global Quality Equity Fund
Class Name	Institutional Shares
Trading Symbol	GQRIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Institutional Shares of the GQG Partners Global Quality Equity Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/global-quality-equity-fund. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://gqg.com/funds/us-mutual-funds/global-quality-equity-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Global Quality Equity Fund, Institutional Shares	$73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
GQG Partners Global Quality Equity Fund, Institutional Shares	8.05%	11.80%	12.57%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	20.01%	9.49%	11.60%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 3,150,353,947
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 21,792,294
InvestmentCompanyPortfolioTurnover	80.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	0.2%
Japan	0.4%
United Arab Emirates	0.5%
Netherlands	1.0%
Italy	1.7%
Spain	2.3%
Switzerland	3.9%
Brazil	4.0%
France	4.5%
United Kingdom	5.1%
India	5.1%
Canada	5.1%
United States	64.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Philip Morris International	6.4%
Verizon Communications	4.3%
AT&T	4.2%
American Electric Power	3.9%
TotalEnergies	3.8%
Altria Group	3.7%
Progressive	3.4%
Johnson & Johnson	3.3%
Enbridge	3.2%
Cigna Group	2.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://gqg.com/funds/us-mutual-funds/global-quality-equity-fund
C000210819
Shareholder Report [Line Items]
Fund Name	GQG Partners Global Quality Equity Fund
Class Name	R6 Shares
Trading Symbol	GQRRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about R6 Shares of the GQG Partners Global Quality Equity Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/global-quality-equity-fund. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://gqg.com/funds/us-mutual-funds/global-quality-equity-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Global Quality Equity Fund, R6 Shares	$73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
GQG Partners Global Quality Equity Fund, R6 Shares	8.05%	11.79%	12.56%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	20.01%	9.49%	11.60%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 3,150,353,947
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 21,792,294
InvestmentCompanyPortfolioTurnover	80.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	0.2%
Japan	0.4%
United Arab Emirates	0.5%
Netherlands	1.0%
Italy	1.7%
Spain	2.3%
Switzerland	3.9%
Brazil	4.0%
France	4.5%
United Kingdom	5.1%
India	5.1%
Canada	5.1%
United States	64.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Philip Morris International	6.4%
Verizon Communications	4.3%
AT&T	4.2%
American Electric Power	3.9%
TotalEnergies	3.8%
Altria Group	3.7%
Progressive	3.4%
Johnson & Johnson	3.3%
Enbridge	3.2%
Cigna Group	2.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://gqg.com/funds/us-mutual-funds/global-quality-equity-fund
C000204822
Shareholder Report [Line Items]
Fund Name	GQG Partners US Select Quality Equity Fund
Class Name	Investor Shares
Trading Symbol	GQEPX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Investor Shares of the GQG Partners US Select Quality Equity Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/us-select-quality-equity-fund. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://gqg.com/funds/us-mutual-funds/us-select-quality-equity-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners US Select Quality Equity Fund, Investor Shares	$73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
GQG Partners US Select Quality Equity Fund, Investor Shares	5.41%	12.58%	13.95%
S&P 500 Index (USD) (TR)Footnote Reference*	17.80%	12.06%	13.14%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 2,895,184,645
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 15,938,674
InvestmentCompanyPortfolioTurnover	99.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Communication Services	11.7%
Health Care	12.0%
Consumer Staples	17.3%
Energy	18.7%
Utilities	19.5%
Financials	19.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
AT&T	6.1%
Verizon Communications	5.6%
Philip Morris International	5.5%
Johnson & Johnson	4.7%
Altria Group	4.3%
Progressive	4.2%
Occidental Petroleum	4.2%
American Electric Power	3.9%
Cigna Group	3.8%
Allstate	3.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://gqg.com/funds/us-mutual-funds/us-select-quality-equity-fund
C000204821
Shareholder Report [Line Items]
Fund Name	GQG Partners US Select Quality Equity Fund
Class Name	Institutional Shares
Trading Symbol	GQEIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Institutional Shares of the GQG Partners US Select Quality Equity Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/us-select-quality-equity-fund. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://gqg.com/funds/us-mutual-funds/us-select-quality-equity-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners US Select Quality Equity Fund, Institutional Shares	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
GQG Partners US Select Quality Equity Fund, Institutional Shares	5.61%	12.77%	14.13%
S&P 500 Index (USD) (TR)Footnote Reference*	17.80%	12.06%	13.14%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 2,895,184,645
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 15,938,674
InvestmentCompanyPortfolioTurnover	99.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Communication Services	11.7%
Health Care	12.0%
Consumer Staples	17.3%
Energy	18.7%
Utilities	19.5%
Financials	19.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
AT&T	6.1%
Verizon Communications	5.6%
Philip Morris International	5.5%
Johnson & Johnson	4.7%
Altria Group	4.3%
Progressive	4.2%
Occidental Petroleum	4.2%
American Electric Power	3.9%
Cigna Group	3.8%
Allstate	3.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://gqg.com/funds/us-mutual-funds/us-select-quality-equity-fund
C000204820
Shareholder Report [Line Items]
Fund Name	GQG Partners US Select Quality Equity Fund
Class Name	R6 Shares
Trading Symbol	GQERX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about R6 Shares of the GQG Partners US Select Quality Equity Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/us-select-quality-equity-fund. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://gqg.com/funds/us-mutual-funds/us-select-quality-equity-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners US Select Quality Equity Fund, R6 Shares	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
GQG Partners US Select Quality Equity Fund, R6 Shares	5.61%	12.78%	14.14%
S&P 500 Index (USD) (TR)Footnote Reference*	17.80%	12.06%	13.14%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 2,895,184,645
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 15,938,674
InvestmentCompanyPortfolioTurnover	99.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Communication Services	11.7%
Health Care	12.0%
Consumer Staples	17.3%
Energy	18.7%
Utilities	19.5%
Financials	19.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
AT&T	6.1%
Verizon Communications	5.6%
Philip Morris International	5.5%
Johnson & Johnson	4.7%
Altria Group	4.3%
Progressive	4.2%
Occidental Petroleum	4.2%
American Electric Power	3.9%
Cigna Group	3.8%
Allstate	3.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://gqg.com/funds/us-mutual-funds/us-select-quality-equity-fund
C000228650
Shareholder Report [Line Items]
Fund Name	GQG Partners Global Quality Value Fund
Class Name	Investor Shares
Trading Symbol	GQFPX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Investor Shares of the GQG Partners Global Quality Value Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/global-quality-value-fund. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://gqg.com/funds/us-mutual-funds/global-quality-value-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Global Quality Value Fund, Investor Shares	$84	0.76%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.76%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	Annualized Since Inception
GQG Partners Global Quality Value Fund, Investor Shares	20.44%	11.40%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	20.01%	8.37%
MSCI ACWI Value (USD) (NR)Footnote Reference*Footnote Reference†	17.79%	8.61%
MSCI ACWI High Dividend Yield Index (USD) (NR)Footnote Reference*Footnote Reference†	18.40%	7.54%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 219,779,770
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 738,483
InvestmentCompanyPortfolioTurnover	35.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	0.7%
India	1.4%
Japan	2.4%
Germany	2.5%
United Arab Emirates	2.8%
Switzerland	3.4%
Spain	4.1%
Canada	4.3%
France	5.1%
Italy	6.3%
Brazil	9.2%
United Kingdom	10.6%
United States	42.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
British American Tobacco PLC	5.7%
Petroleo Brasileiro - Petrobras ADR	5.7%
Philip Morris International	5.2%
American Electric Power	4.5%
AT&T	4.2%
Altria Group	3.9%
Enbridge	3.9%
Verizon Communications	3.8%
TotalEnergies	3.4%
Eni ADR	3.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://gqg.com/funds/us-mutual-funds/global-quality-value-fund
C000228651
Shareholder Report [Line Items]
Fund Name	GQG Partners Global Quality Value Fund
Class Name	Institutional Shares
Trading Symbol	GQFIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Institutional Shares of the GQG Partners Global Quality Value Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/global-quality-value-fund. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://gqg.com/funds/us-mutual-funds/global-quality-value-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Global Quality Value Fund, Institutional Shares	$65	0.59%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.59%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	Annualized Since Inception
GQG Partners Global Quality Value Fund, Institutional Shares	20.76%	11.54%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	20.01%	8.37%
MSCI ACWI Value (USD) (NR)Footnote Reference*Footnote Reference†	17.79%	8.61%
MSCI ACWI High Dividend Yield Index (USD) (NR)Footnote Reference*Footnote Reference†	18.40%	7.54%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 219,779,770
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 738,483
InvestmentCompanyPortfolioTurnover	35.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	0.7%
India	1.4%
Japan	2.4%
Germany	2.5%
United Arab Emirates	2.8%
Switzerland	3.4%
Spain	4.1%
Canada	4.3%
France	5.1%
Italy	6.3%
Brazil	9.2%
United Kingdom	10.6%
United States	42.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
British American Tobacco PLC	5.7%
Petroleo Brasileiro - Petrobras ADR	5.7%
Philip Morris International	5.2%
American Electric Power	4.5%
AT&T	4.2%
Altria Group	3.9%
Enbridge	3.9%
Verizon Communications	3.8%
TotalEnergies	3.4%
Eni ADR	3.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://gqg.com/funds/us-mutual-funds/global-quality-value-fund
C000228652
Shareholder Report [Line Items]
Fund Name	GQG Partners International Quality Value Fund
Class Name	Investor Shares
Trading Symbol	GQJPX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Investor Shares of the GQG Partners International Quality Value Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/international-quality-value-fund. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://gqg.com/funds/us-mutual-funds/international-quality-value-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners International Quality Value Fund, Investor Shares	$83	0.76%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.76%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	Annualized Since Inception
GQG Partners International Quality Value Fund, Investor Shares	19.16%	9.26%
MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	24.91%	6.20%
MSCI ACWI ex USA Value Index (USD) (NR)Footnote Reference*Footnote Reference†	31.15%	10.41%
MSCI ACWI ex USA High Dividend Yield Index (USD) (NR)Footnote Reference*Footnote Reference†	22.85%	10.05%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 685,923,037
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 3,174,092
InvestmentCompanyPortfolioTurnover	50.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	15.4%
Singapore	2.8%
Japan	3.3%
Spain	4.0%
Italy	4.2%
India	4.3%
United States	5.0%
France	6.1%
Canada	6.2%
Germany	6.4%
Switzerland	7.2%
Brazil	11.7%
United Kingdom	18.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
British American Tobacco PLC	6.9%
Philip Morris International	5.0%
TotalEnergies	3.6%
Imperial Brands PLC	3.2%
Novartis	3.1%
Iberdrola	3.0%
Petroleo Brasileiro - Petrobras ADR	3.0%
Enbridge	2.9%
Nestle	2.7%
Enel	2.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://gqg.com/funds/us-mutual-funds/international-quality-value-fund
C000228653
Shareholder Report [Line Items]
Fund Name	GQG Partners International Quality Value Fund
Class Name	Institutional Shares
Trading Symbol	GQJIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Institutional Shares of the GQG Partners International Quality Value Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/international-quality-value-fund. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://gqg.com/funds/us-mutual-funds/international-quality-value-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners International Quality Value Fund, Institutional Shares	$65	0.59%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.59%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	Annualized Since Inception
GQG Partners International Quality Value Fund, Institutional Shares	19.36%	9.37%
MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	24.91%	6.20%
MSCI ACWI ex USA Value Index (USD) (NR)Footnote Reference*Footnote Reference†	31.15%	10.41%
MSCI ACWI ex USA High Dividend Yield Index (USD) (NR)Footnote Reference*Footnote Reference†	22.85%	10.05%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 685,923,037
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 3,174,092
InvestmentCompanyPortfolioTurnover	50.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	15.4%
Singapore	2.8%
Japan	3.3%
Spain	4.0%
Italy	4.2%
India	4.3%
United States	5.0%
France	6.1%
Canada	6.2%
Germany	6.4%
Switzerland	7.2%
Brazil	11.7%
United Kingdom	18.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
British American Tobacco PLC	6.9%
Philip Morris International	5.0%
TotalEnergies	3.6%
Imperial Brands PLC	3.2%
Novartis	3.1%
Iberdrola	3.0%
Petroleo Brasileiro - Petrobras ADR	3.0%
Enbridge	2.9%
Nestle	2.7%
Enel	2.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://gqg.com/funds/us-mutual-funds/international-quality-value-fund
C000228654
Shareholder Report [Line Items]
Fund Name	GQG Partners US Quality Value Fund
Class Name	Investor Shares
Trading Symbol	GQHPX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Investor Shares of the GQG Partners US Quality Value Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/us-quality-value-fund. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://gqg.com/funds/us-mutual-funds/us-quality-value-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners US Quality Value Fund, Investor Shares	$68	0.64%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.64%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	Annualized Since Inception
GQG Partners US Quality Value Fund, Investor Shares	11.87%	11.59%
S&P 500 Index (USD) (TR)Footnote Reference*	17.80%	10.80%
MSCI USA Value (USD) (NR)Footnote Reference†	10.68%	7.62%
MSCI USA High Dividend Yield Index (USD) (NR)Footnote Reference†	12.34%	7.62%
Russell 1000 Index (USD) (TR)Footnote Reference*	17.74%	10.05%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 263,268,359
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 936,449
InvestmentCompanyPortfolioTurnover	43.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Health Care	11.9%
Communication Services	12.6%
Financials	13.7%
Consumer Staples	17.2%
Utilities	20.5%
Energy	21.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Verizon Communications	6.4%
AT&T	6.2%
Philip Morris International	5.0%
Altria Group	4.9%
Enbridge	4.9%
American Electric Power	4.1%
Exxon Mobil	4.0%
CME Group, Cl A	4.0%
Chevron	3.5%
Johnson & Johnson	3.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://gqg.com/funds/us-mutual-funds/us-quality-value-fund
C000228655
Shareholder Report [Line Items]
Fund Name	GQG Partners US Quality Value Fund
Class Name	Institutional Shares
Trading Symbol	GQHIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Institutional Shares of the GQG Partners US Quality Value Fund (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/us-quality-value-fund. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://gqg.com/funds/us-mutual-funds/us-quality-value-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners US Quality Value Fund, Institutional Shares	$52	0.49%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	Annualized Since Inception
GQG Partners US Quality Value Fund, Institutional Shares	11.96%	11.69%
S&P 500 Index (USD) (TR)Footnote Reference*	17.80%	10.80%
MSCI USA Value (USD) (NR)Footnote Reference†	10.68%	7.62%
MSCI USA High Dividend Yield Index (USD) (NR)Footnote Reference†	12.34%	7.62%
Russell 1000 Index (USD) (TR)Footnote Reference*	17.74%	10.05%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 263,268,359
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 936,449
InvestmentCompanyPortfolioTurnover	43.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Health Care	11.9%
Communication Services	12.6%
Financials	13.7%
Consumer Staples	17.2%
Utilities	20.5%
Energy	21.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Verizon Communications	6.4%
AT&T	6.2%
Philip Morris International	5.0%
Altria Group	4.9%
Enbridge	4.9%
American Electric Power	4.1%
Exxon Mobil	4.0%
CME Group, Cl A	4.0%
Chevron	3.5%
Johnson & Johnson	3.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://gqg.com/funds/us-mutual-funds/us-quality-value-fund